Subsequent Events	12 Months Ended
Mar. 31, 2018
Disclosure Of Nonadjusting Events After Reporting Period [Abstract]
Subsequent Events
31.	Subsequent events

(a) Strategic agreement with LiveWell

On April 2, 2018, the Company entered into a strategic agreement with LiveWell Foods Canada Inc. (“LiveWell”) and Artiva Inc. (“Artiva”). Artiva is an ACMPR applicant operating as a subsidiary of LiveWell.  This strategic agreement represents an amendment to the original investment agreement that the parties entered into on November 22, 2017. Under the terms of the amended agreement, in exchange for strategic support services and for the offering of financial support, on April 15, 2018 Canopy Growth was issued 5,487,642 common shares and Canopy Rivers was issued 5,487,642 common shares of LiveWell which represents a 10% equity interest in LiveWell. An additional 5,487,642 common shares were placed in escrow and will be released to the Company on the achievement of certain milestones. LiveWell has the option to draw on up to $20,000 of debt financing from Canopy Rivers (subject to the completion of certain milestones).

(b) Investment in Civilized

On April 17, 2018, the Company announced that Canopy Rivers had entered in to a strategic investment and collaboration agreement with Civilized Worldwide Inc. (“Civilized”) pursuant to which Canopy Rivers, will invest $5,000 in Civilized via a debenture that is convertible into common shares of Civilized, and the companies will work together on various online, media and event mandates relating to the cannabis industry. Canopy Rivers also received common share purchase warrants of Civilized with a total exercise price of $3,500 and a 24-month expiry.

31.	Subsequent events (CONTINUED)

(c) Investment in Good Leaf, Inc.

On April 23, 2018, the Company invested $5,478 in Good Leaf, Inc. in exchange for 674,709 Series A-1 preferred shares and warrants to acquire 139,432 common shares. The warrants are exercisable at a price of $0.01 per share for a period of 7 years. Following the transaction the Company’s ownership interest in Good Leaf, Inc. is 8.8% on a fully diluted basis.

(d) Creation of joint venture

On May 7, 2018, Canopy Rivers entered into a joint venture with principals and operators of a leading North American greenhouse produce company, to finance and support the development and operation of a retrofitted 1.2 million square foot greenhouse for cannabis cultivation in Leamington, Ontario.

(e) Option to acquire production assets

On May 9, 2018 the Company entered into lease agreement for the lease of production assets and issued 332,009 common shares with a value of approximately $10,000 in exchange for an option to purchase the building from the landlord. The Company also provided a loan of $10,000 to the landlord which will be used by the landlord to assist with the construction of the building.

(f) Agreement to acquire non-controlling interest(s) in CHI

On May 15, 2018 the Company announced that it had entered in to a definitive arrangement agreement (“Arrangement Agreement”) pursuant to which the Company will acquire all of the non-controlling interests in CHI. Pursuant to the Arrangement Agreement, shareholders of CHI will receive 0.3790 common shares of the Company for each common share of CHI held (the “Exchange Ratio”). In addition, Canopy Growth will issue options to purchase common shares of the Company in exchange for options previously issued by CHI and Canopy Animal Health based on the Exchange Ratio. In aggregate Canopy Growth will issue 3,037,771 common shares, having a value of $91,573, along with options having an aggregate “in-the-money” value of $9,688 for aggregate consideration of $101,261. The transaction, which is expected to close on or before August 2018, will be undertaken by way of a plan of arrangement and is subject to a number of approvals.

(g) Acquisition of Daddy Cann Lesotho PTY Ltd.

On May 17, 2018 the Company acquired Daddy Cann Lesotho PTY Ltd., trading as Highlands (“Highlands”). Based in the Kingdom of Lesotho, Highlands holds a license to cultivate, manufacture, supply, hold, import, export and transport cannabis and its resin. As consideration the Company issued 666,362 common shares in the capital of the Company on closing and, subject to meeting certain milestones, the Company will issue up to an additional 333,281 common shares for a total of up to 999,643 common shares. The total value of the consideration payable by the Company under the terms of the agreement is approximately $28.8 million.

(h) Bedrocan product rights

On June 11, 2018 the Company announced that it had reached an agreement with Bedrocan International to bring the Parties’ licensing arrangement to a close. As part of the Agreement, Bedrocan Canada and Bedrocan International will discontinue the previously announced arbitration proceedings.

Under the terms of the Agreement, the Company will decrease and then end the production and sale of Bedrocan products within the calendar year. Canopy Growth will retain the licensed production facility, licensed sales facility, and all associated licenses owned and operated by Bedrocan Canada. Management will redeploy these facilities, free of the current royalty structure and fixed production practices. During the year ended March 31, 2018 the Company recorded an impairment loss in connection with these product rights in anticipation of the orderly termination of this agreement (Note 11).

31.	Subsequent events (continued)

(i) Convertible debt financing

In June 2018, the Company issued $600,000 convertible senior notes, including the over-allotment option of $100,000. The notes are general unsecured, senior obligations of Canopy Growth and interest will be payable semi-annually in arrears at a rate of 4.25% annually. The initial conversion rate for the notes will be 20.7577 common shares of the Company per $1 principal amount of notes, subject to potential adjustments. The initial conversion rate is equivalent to an initial conversion price of approximately $48.18 per Company common share. The notes will mature on July 15, 2023, unless earlier converted, redeemed or repurchased in accordance with their terms prior to such date.

Prior to January 15, 2023, the notes will be convertible at the option of holders only upon satisfaction of certain conditions and during certain periods, and thereafter, at any time until the close of business on the business day immediately preceding the maturity date. Upon conversion, the notes may be settled in cash, common shares of Canopy Growth or a combination of cash and common shares of Canopy Growth, at the election of Canopy Growth.

Canopy Growth may not redeem the notes prior to July 20, 2021, except in the event of certain changes in Canadian tax law. Canopy Growth may redeem for cash all or any portion of the notes, at its option, on or after July 20, 2021 if the last reported sale price of Canopy Growth’s common shares for at least 20 trading days (whether or not consecutive) during any 30 consecutive trading day period ending on the trading day immediately preceding the date on which Canopy Growth provides notice of redemption has been at least 130% of the conversion price then in effect on each such trading day. Redemptions of notes in either case shall be at a redemption price equal to 100% of the principal amount of the notes to be redeemed, plus accrued and unpaid interest to, but excluding, the redemption date.

If Canopy Growth undergoes a fundamental change, holders of the notes will have the right to require Canopy Growth to repurchase for cash all or a portion of their notes at 100% of their principal amount, plus any accrued and unpaid interest to, but excluding, the fundamental change repurchase date. Canopy Growth will also be required, in certain circumstances, to increase the conversion rate for a holder who elects to convert its notes in connection with certain corporate events or during the related redemption period.